REVENUE FROM CONTRACTS WITH CUSTOMERS (Tables)	12 Months Ended
Feb. 29, 2024
Revenue from Contract with Customer [Abstract]
SCHEDULE OF REVENUES FROM CONTRACTS WITH CUSTOMERS

The following table presents revenues from contracts with customers disaggregated by product/service:

	Year Ended February 29, 2024	Year Ended February 28, 2023
Device rental activities	$1,626,207	$754,126
Direct sales of goods and services	601,352	577,830
	$2,227,559	$1,331,956